Stockholders' Equity (Deficit) (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Exercise Price 0.25 to 0.69 [Member]	Jun. 30, 2013 Exercise Price 1.16 to 1.75 [Member]	Dec. 31, 2012 Exercise Price 0.32 to 0.69 [Member]	Dec. 31, 2012 Exercise Price 1.16 to 1.80 [Member]	Dec. 31, 2011 Exercise Price 0.32 [Member]	Dec. 31, 2011 Exercise Price 1.30 to 1.80 [Member]
Outstanding Stock Options	31,607,824	495,000	1,410,000	545,000	1,015,000	595,000
Weighted Average Remaining Contractual Life	9 years 7 months 10 days	6 years 1 month 2 days	3 years 8 months 16 days	6 years 3 months 29 days	3 years 11 months 23 days	7 years 29 days
Weighted Average Outstanding Exercise Price	$ 0.31	$ 1.65	$ 0.43	$ 1.66	$ 0.32	$ 1.68
Vested and exercisable at June 30, 2013	4,173,973	293,538	374,997	181,455	253,750
Vested Weighted Average Remaining Vested Contractual Life	8 years 7 months 21 days	6 years 5 months 5 days	2 years 11 months 23 days	6 years 3 months 18 days	3 years 11 months 23 days
Weighted Average Vested Stock Price	$ 0.31	$ 1.68	$ 0.32	$ 1.69	$ 0.32